Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 510	£ 493	£ 323
Tax calculated at UK rate (2024: 25%; 2023: 23.5%; 2022: 19%)	(127)	(116)	(62)
Effect of overseas tax rates	(1)	(1)	(12)
Effect of UK rate change	0	(1)	3
Net expense not subject to tax	3	(3)	(9)
Gains and losses on sale of businesses not subject to tax	0	5	2
Unrecognised tax losses	2	1	3
Movement in provisions for tax uncertainties – current year	(1)	(2)	(23)
State Aid Provision Release	63	0	0
Adjustments in respect of prior years – movement in provisions for tax uncertainties	(12)	1	13
Adjustments in respect of prior years – other	(2)	3	6
Total tax charge	£ (75)	£ (113)	£ (79)
Tax rate reflected in earnings	14.70%	23.00%	24.50%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax charge	£ 21	£ (54)	£ (41)
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax charge	£ (96)	£ (59)	£ (38)